Summary of Senior Notes Outstanding (Parenthetical) (Detail)	Dec. 31, 2011	Dec. 31, 2010
Fixed Rate Corporate Senior Notes 5.30 Percent Due August 2011
Debt Outstanding [Line Items]
Notes issued at a discount	0.035%	0.035%
Fixed Rate Corporate Senior Notes 5.20 Percent Due November 2012
Debt Outstanding [Line Items]
Notes issued at a discount	0.044%	0.044%
Fixed Rate Corporate Senior Notes 5.50 Percent Due August 2013
Debt Outstanding [Line Items]
Notes issued at a discount	0.09%	0.09%
Fixed Rate Corporate Senior Notes 3.45 Percent Due November 2020
Debt Outstanding [Line Items]
Notes issued at a discount	0.117%	0.117%
Fixed Rate Corporate Senior Notes 3.38 Percent Due August 2021
Debt Outstanding [Line Items]
Notes issued at a discount	0.437%	0.437%